Acquisition of King's Gaming Promotion Limited	6 Months Ended
Jun. 30, 2016
Kings Gaming [Member]
Business Acquisition Integration Restructuring and Other Related Costs
Note 8 — Acquisition of King’s Gaming Promotion Limited

On November 10, 2010, the Company completed the purchase of the profit interest pursuant to  a Profit Interest Purchase Agreement  (“King’s Gaming Purchase Agreement”) with Mr. Mok  and Mr. Wong (together, the “King’s Gaming Seller”), to acquire the right to 100% of the profit interest derived by King’s Gaming, effective November 1, 2010, from the promotion of the Wenzhou VIP Room at the Venetian Hotel and Casino in Macau for an aggregate amount of (i) up to $36,000,000, of which $9,000,000 was paid at the closing, and (ii) 1,500,000 Ordinary Shares of the Company (the “Purchase Price”) issued at the closing. The balance of $27,000,000 of the Purchase Price will be maintained as working capital at the cage of King’s Gaming (and shall be the sole property of the Company until paid to the King’s Gaming Seller in accordance with the terms of the King’s Gaming Purchase Agreement) and shall be paid to the Seller in installments of $9,000,000 (each, an “Installment Payment”), subject to meeting a minimum Gross Profit requirement equal to $6,150,000 (the “Minimum Gross Profit Requirement”) for each of the three fiscal years following the closing date commencing with fiscal year 2011, which shall be evidenced by the management prepared financial statements of King’s Gaming approved by the Audit Committee of the Company.  In the event King’s Gaming fails to achieve the Minimum Gross Profit Requirement in any of the three fiscal years following the closing date, the Installment Payment shall be reduced by an amount equal to the product of (x) $9,000,000 and (y) the quotient obtained by dividing (A) the actual Gross Profit for such year, by (B) the Minimum Gross Profit Requirement.

The Earnout Shares, Incentive Shares and Additional Incentive Shares (each as defined in the King’s Gaming Purchase Agreement) shall be released and issued to the Seller as follows:

	Gross Profit Target	Earnout/Incentive	Additional
Year	For Earnout/Incentive Shares	Shares	Incentive Shares
2011	$6,150,000	500,000	*
2012	$7,380,000	500,000	*
2013	$8,860,000	500,000	*
2014	$9,740,000	100,000	*
2015	$10,720,000	100,000	*
2016	$11,790,000	100,000	*
2017	$12,970,000	100,000	*
2018	$14,260,000	100,000	*
2019	$15,690,000	100,000	*
2020	$17,260,000	100,000	*

* For each $1,000,000 in which the Gross Profit target for such year is exceeded, 10,000 Additional Incentive Shares will be issued.  The Seller is not entitled to any Additional Shares on a pro rata basis for multiples of less or greater than $1,000,000.

King’s Gaming did not meet its Gross Profit Targets in year 2012 through June 30, 2016 and accordingly no incentive shares were issued. Additionally, Mr. Mok has agreed to provide a personal guaranty, for so long as he is employed by the Company or King’s Gaming, providing for the guaranty of all obligations of King’s Gaming and the Seller pursuant to the King’s Gaming Purchase Agreement, including, but not limited to, any bad debts the Seller network of junket agents may have incurred or may incur in the future.

As of November 10, 2010, the total estimated purchase price of $75,973,890, consisting of $9 million in cash, 1.5 million Ordinary Shares valued at $10.74 per share for a value of $16,110,000, and estimated contingent consideration of $50,863,890 consisting of contingent cash and Ordinary Shares, was allocated based on valuations performed to determine the fair values of the acquired assets, as follows:

Gaming License Deposit	$12,446
Bad Debt Guarantee	466,116
Non-Compete agreement (fully impaired during three months ended June 30, 2016. See Note 4)	792,304
Profit interest agreement (fully impaired during three months ended June 30, 2016. See Note 4)	59,694,600
Goodwill (fully impaired during three months ended June 30, 2015)	15,008,424

Total Estimated Purchase Price	$75,973,890

In accordance with the FASB ASC Topic 805 on business combinations, a liability of $50,857,564 was recognized for the estimated acquisition fair value of the contingent consideration based on the probability of the achievement of the Gross Profit targets at December 31, 2010. Any change in the fair value of the acquisition-related contingent consideration subsequent to the acquisition date, including changes from events after the acquisition date, such as changes in the Group’s estimate of the gross profit expected to be achieved, will be recognized in earnings in the period that estimated fair value changes. The fair value estimate assumes probability-weighted gross profits are achieved over the earn-out period. A change in the fair value of the acquisition-related contingent consideration could have a material impact on the Group’s statement of operations and financial position in the period of change in estimate.  During the three and six months ended June 30, 2016 and 2015, the Company did not recognize any gains or losses due to the change in the fair value of the contingent consideration utilizing Level 3 fair value measurements as King’s Gaming is not expected to meet the Gross Profit Target and no Ordinary Shares are expected to be issued.  Fluctuations in the market value of the Company's Ordinary Shares and subsequent performance will cause the fair value to increase or decrease and the resulting change will be recognized in earnings.

The Company decided to close the King’s Gaming VIP room located in Sands Cotai Central Casino on August 31, 2016 due to cost-cutting measure. The earnout agreement and profit interest agreement will continue until the expiration of these agreement on December 31, 2020.